Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Information about Receivables, Contract Assets and Contract Liabilities from Contracts with Customers

The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In $ millions)	June 30, 2018	January 1, 2018
Accounts receivable, net	272	295
Current contract assets (1)	9	7
Current contract liabilities (deferred revenue) (1)	(25)	(37)
Non-current contract liabilities (deferred revenue) (1)	(7)	(18)

(1)	Current contract asset and liability balances are included in “other current assets” and “other current liabilities,” respectively in our unaudited Consolidated Balance Sheet as of June 30, 2018.

Significant changes in the contract assets and the contract liabilities balances during the period are as follows:

(In $ millions)	Net Contract Balances
Contract assets at January 1, 2018	7
Contract liabilities at January 1, 2018	(55)

Net contract liability at January 1, 2018	(48)

Decrease due to amortization of revenue that was included in the beginning contract liability balance	25
Increase due to cash received, excluding amounts recognized as revenue	(9)
Decrease due to recognized during the period but contingent on future performance	9

Net contract liability at June 30, 2018	(23)

Contract assets at June 30, 2018	9
Contract liabilities at June 30, 2018	(32)

Summary of Revenue Expected to be Recognized in Future Related to Performance Unsatisfied Obligations

The following table reflects revenue expected to be recognized in the future related to unsatisfied performance obligations as of June 30, 2018:

	For the Years Ending December 31,
(In $ millions)	2018(1)	2019	Total
Deferred mobilization revenue	(11)	(18)	(29)
Other deferred revenue	(2)	(1)	(3)
Total	(13)	(19)	(32)

(1)	Represents the six-month period beginning July 1, 2018.